Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Cash and cash equivalents
Cash and cash due from banks	$ 2,212	$ 2,020
Interest-bearing deposits in other banks (including securities purchased under resale agreements)	16,776	19,892
Short-term investment securities	498	338
Total cash and cash equivalents	19,486	22,250
Accounts receivable
Card Member receivables (includes gross receivables available to settle obligations of consolidated variable interest entities), less reserves	43,777	42,338
Other receivables, less reserves	3,408	3,576
Loans
Card Member loans, (includes gross loans available to settle obligations of consolidated variable interest entities), less reserves	65,977	63,758
Other loans, less reserves	608	551
Investment securities	5,016	5,614
Premises and equipment, less accumulated depreciation and amortization	3,875	3,635
Other assets (includes restricted cash of consolidated variable interest entities)	11,228	11,418
Total assets	153,375	153,140
Liabilities
Customer deposits	41,763	39,803
Travelers Cheques and other prepaid products	4,240	4,601
Accounts payable	10,615	10,006
Short-term borrowings (includes debt issued by consolidated variable interest entities)	5,021	3,314
Long-term debt (includes debt issued by consolidated variable interest entities)	55,330	58,973
Other liabilities	16,910	17,557
Total liabilities	133,879	134,254
Shareholders' Equity
Common shares	213	221
Additional paid-in capital	12,202	12,067
Retained earnings	8,507	7,525
Accumulated other comprehensive (loss) income
Net unrealized securities gains, net of tax	63	315
Foreign currency translation adjustments, net of tax	(1,090)	(754)
Net unrealized pension and other postretirement benefit losses, net of tax	(399)	(488)
Total accumulated other comprehensive loss	(1,426)	(927)
Total shareholders' equity	19,496	18,886
Total liabilities and shareholders' equity	$ 153,375	$ 153,140